Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property and equipment
2012
Building and improvements	$227,603
Furniture	119,811
Equipment	157,570
504,984
Less - Accumulated depreciation	115,193
Total	$389,791

	December 31,
	2011	2010
Building and improvements	$227,603	$227,603
Furniture	118,187	108,139
Equipment	99,316	62,348
	445,106	398,090
Less - Accumulated depreciation	92,607	61,572
Total	$352,499	$336,518